Alliance
Municipal
Trust

- Massachusetts
  Portfolio

                            Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001
(unaudited)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                 Yield                    Value
-----------------------------------------------------------------------
            MUNICIPAL
            BONDS-81.5%
            INDIANA-1.9%
            Gibson County Pollution
            Control Revenue
            (Toyota Motor
            Manufacturing Project)
            Series 01B AMT
$    2,000  9/01/31 (b).............      1.70%           $   2,000,000
                                                          -------------
            MASSACHUSETTS-76.8%
            Boston Water & Sewer
            Commission Revenue
            Series 94A
     1,300  11/01/24 (b)............      1.50                1,300,000
            Holliston GO BAN
            Series 01
     6,000  5/24/02.................      1.75                6,011,705
            Massachusetts Bay
            Transport Authority
            Series 00
     3,800  3/01/30 (b).............      1.45                3,800,000
            Massachusetts
            Development Finance
            Agency
            (Belmont Day School)
            Series 01
     4,000  7/01/31 (b).............      1.50                4,000,000
            Massachusetts
            Development Finance
            Agency
            (Edgewood Retirement
            Community)
            Series 00B
     2,580  5/15/37 (b).............      1.80                2,580,000
            Massachusetts
            Development Finance
            Agency
            (Elderhostel, Inc. Project)
            Series 00
     3,650  8/01/30 (b).............      1.45                3,650,000
            Massachusetts
            Development Finance
            Agency
            (ICC Realty Project)
            Series 97 AMT
     1,000  12/01/16 (b)............      1.65                1,000,000
            Massachusetts
            Development Finance
            Agency
            (Marine Biological
            Lab Issue)
            Series 00
     2,000  2/01/30 (b).............      1.45                2,000,000
            Massachusetts
            Development Finance
            Agency
            (Waste Management, Inc.)
            Series 99 AMT
     2,000  7/01/29 (b).............      1.75                2,000,000
            Massachusetts
            Development Finance
            Agency
            (Whalers Cove Project)
            Series 01A AMT
     2,750  9/01/34 (b).............      1.60                2,750,000
            Massachusetts
            Development Finance
            Agency
            (Worcester Academy)
            Series 00
     1,000  10/01/30 (b)............      1.45                1,000,000
            Massachusetts
            Development Finance
            Agency
            (Worcester YMCA)
            Series 01
     2,000  1/01/31 (b).............      1.50                2,000,000
            Massachusetts
            Development Finance
            Agency IDR
            (925 Realty Trust LLC)
            Series 01 AMT
     2,500  2/01/20 (b).............      1.60                2,500,000
            Massachusetts GO
            Series 98A
     1,900  9/01/16 (b).............      1.55                1,900,000
            Massachusetts Health
            & Educational Facilities
            (Brigham & Women's
            Hospital)
            Series 85A
     2,340  7/01/17 (b).............      1.45                2,340,000

STATEMENT OF NET ASSETS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                 Yield                    Value
-----------------------------------------------------------------------
            Massachusetts Health
            & Educational Facilities
            (New England
            Carpenters)
            Series 01B
$    3,870  1/01/31 (b).............      1.50%           $   3,870,000
            Massachusetts Health
            & Educational Facilities
            (University of
            Massachusetts)
            Series 00A
     2,000  11/01/30 (b)............      1.30                2,000,000
            Massachusetts Health
            & Educational Facilities
            (Wellesley College)
            Series 92E
     2,185  7/01/22 (b).............      1.30                2,185,000
            Massachusetts Housing
            Finance Agency
            (Single Family Notes)
            Series 01G-2 AMT
     3,000  3/01/02.................      2.80                3,000,000
            Massachusetts IFA
            (ADP, Inc. Project)
            Series 97
     1,000  12/01/19 (b)............      2.05                1,000,000
            Massachusetts IFA
            (Berkshire School
            Project)
            Series 01
     2,500  9/01/31 (b).............      1.45                2,500,000
            Massachusetts IFA
            (Berkshire School
            Project)
            Series 90
     3,700  9/01/20 (b).............      1.50                3,700,000
            Massachusetts IFA
            (Buckingham Browne)
     1,000  5/01/27 (b).............      1.45                1,000,000
            Massachusetts IFA
            (Heritage at Dartmouth)
            Series 96 AMT
     1,940  12/01/28 (b)............      1.60                1,940,000
            Massachusetts IFA
            (Heritage at Hingham)
            Series 97 AMT
     1,500  7/01/29 (b).............      1.60                1,500,000
            Massachusetts IFA
            (KMS Companies)
            Series 96 AMT
     3,000  5/01/16 (b).............      1.55                3,000,000
            Massachusetts IFA
            (Mount Ida College
            Project)
            Series 97
     1,375  12/01/27 (b)............      1.45                1,375,000
            Massachusetts IFA
            (New England College)
            Series 97
     2,135  10/01/27 (b)............      1.45                2,135,000
            Massachusetts IFA
            (Showa Womens
            Institute, Inc.)
            Series 94
     3,900  3/15/04 (b).............      1.95                3,900,000
            Massachusetts IFA
            (Tamasi Family Issue)
            Series 98 AMT
       700  5/01/13 (b).............      1.55                  700,000
            Massachusetts Water
            Resources Authority
            FGIC Series 00B
     2,000  8/01/37 (b).............      1.40                2,000,000
            Norwell GO BAN
            Series 01
     3,000  2/22/02.................      2.05                3,003,980
            Topsfield BAN
            Series 01
     1,000  3/21/02.................      2.30                1,001,510
            Triton Regional School
            District GO
            FGIC Series 01
     1,422  4/01/02.................      3.19                1,433,360
            Wakefield GO BAN
            Series 01
     3,000  2/01/02.................      2.65                3,000,866
                                                          -------------
                                                             83,076,421
                                                          -------------
            NEVADA-2.8%
            Clark County School
            District
            (School Bonds GO
            Limited Tax)
            Series 01A
     3,000  6/15/21 (b).............      1.85                3,000,000
                                                          -------------
            Total Municipal Bonds
            (amortized cost
            $88,076,421)............                         88,076,421
                                                          -------------

STATEMENT OF NET ASSETS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                 Yield                    Value
-----------------------------------------------------------------------
            COMMERCIAL
            PAPER-17.5%
            DISTRICT OF
            COLUMBIA-5.5%
            District Of Columbia
            (American National
            Red Cross)
            Series 00
$    6,000  2/12/02.................      1.40%           $   6,000,000
                                                          -------------
            FLORIDA-1.6%
            Sarasota Public
            Hospital District
            Hospital Revenue
            (Sarasota Memorial
            Hospital)
            Series C
     1,720  2/13/02.................      1.45                1,720,000
                                                          -------------
            MASSACHUSETTS-10.4%
            Massachusetts GO
            Series E
     4,000  2/08/02.................      1.45                4,000,000
            Massachusetts Water
            Resources Authority
     4,000  2/08/02.................      1.30                4,000,000
            Massachusetts
            Wholesale Electric
            Series B
     3,260  2/07/02.................      1.40                3,260,000
                                                          -------------
                                                             11,260,000
                                                          -------------
            Total Commercial Paper
            (amortized cost
            $18,980,000)............                         18,980,000
                                                          -------------
            TOTAL
            INVESTMENTS-99.0%
            (amortized cost
            $107,056,421)...........                        107,056,421
            Other assets less
            liabilities-1.0%........                          1,058,894
                                                          -------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            108,115,315 shares
            outstanding)............                      $ 108,115,315
                                                          =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      FGIC - Financial Guaranty Insurance Company
      GO   - General Obligation
      IDR  - Industrial Development Revenue
      IFA  - Industrial Finance Authority

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001
(unaudited)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $       1,339,991
EXPENSES
   Advisory fee (Note B)............................................................      $         319,341
   Distribution assistance and administrative service (Note C)......................                296,624
   Custodian fees...................................................................                 36,546
   Transfer agency (Note B).........................................................                 16,300
   Audit and legal fees.............................................................                  8,693
   Printing.........................................................................                  6,873
   Registration fees................................................................                  5,248
   Amortization of organization expense.............................................                    795
   Trustees' fees...................................................................                    612
   Miscellaneous....................................................................                  4,936
                                                                                          -----------------
   Total expenses...................................................................                695,968
   Less: expense reimbursement......................................................                (57,255)
                                                                                          -----------------
   Net expenses.....................................................................                                      638,713
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $         701,278
                                                                                                                =================

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

                                                                                          Six Months Ended         Year Ended
                                                                                          December 31, 2001         June 30,
                                                                                             (unaudited)              2001
                                                                                          =================     =================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................      $         701,278     $       3,165,811
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income............................................................               (701,278)           (3,165,811)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).................................................            (10,482,543)           35,784,587
                                                                                          -----------------     -----------------
   Total increase (decrease)........................................................            (10,482,543)           35,784,587
NET ASSETS
   Beginning of period..............................................................            118,597,858            82,813,271
                                                                                          -----------------     -----------------
   End of period....................................................................      $     108,115,315     $     118,597,858
                                                                                          =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
(unaudited)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"), Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2001, the reimbursement amounted to $57,255.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's had no expense offset arrangement with AGIS.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $159,671. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Portfolio amounted to $136,953, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2001, capital paid-in aggregated $108,115,315. Transactions, all at $1.00 per share, were as follows:

                                                                  Six Months
                                                                     Ended               Year Ended
                                                               December 31, 2001          June 30,
                                                                  (unaudited)               2001
                                                               =================     =================
Shares sold..............................................            160,357,687           424,119,805
Shares issued on reinvestments of dividends..............                701,278             3,165,811
Shares redeemed..........................................           (171,541,508)         (391,501,029)
                                                               -----------------     -----------------
Net increase (decrease)..................................            (10,482,543)           35,784,587
                                                               =================     =================

FINANCIAL HIGHLIGHTS          Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                          Six Months
                                             Ended
                                          December 31,                    Year Ended June 30,                    April 17, 1997(a)
                                              2001         ===================================================        through
                                          (unaudited)        2001           2000           1999         1998       June 30, 1997
                                          ============     ========       =======        =======       =======   =================
Net asset value, beginning of period....    $   1.00       $   1.00       $  1.00        $  1.00       $  1.00           1.00
                                                           --------       -------        -------       -------        -------
Income From Investment Operations
Net investment income (b)...............        .005           .027          .027           .023          .028           .007
                                            --------       --------       -------        -------       -------        -------
Less: Dividends
Dividends from net investment income....       (.005)         (.027)        (.027)         (.023)        (.028)         (.007)
                                            --------       --------       -------        -------       -------        -------
Net asset value, end of period..........    $   1.00       $   1.00       $  1.00        $  1.00       $  1.00        $  1.00
                                            ========       ========       =======        =======       =======        =======
Total Return
Total investment return based
   on net asset value (c)...............         .55%          2.73%         2.73%          2.31%         2.83%           .72%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)......................    $108,115       $118,598       $82,813        $50,480       $27,832        $15,046
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements.....................        1.00%(d)       1.00%         1.00           1.00%          .85%           .50%(d)
   Expenses, before waivers and
     reimbursements.....................        1.09%(d)       1.09%         1.18           1.47%         1.37%          2.99%(d)
   Net investment income (b)............        1.10%(d)       2.65%         2.75           2.26%         2.80%          3.47%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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

Alliance Municipal Trust - Massachusetts Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |1| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTMASR1201